Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RBC Funds Trust
Entity Central Index Key	0001272950
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000004723 [Member]
Shareholder Report [Line Items]
Fund Name	RBC SMID Cap Growth Fund
Class Name	Class A
Trading Symbol	TMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC SMID Cap Growth Fund (Class A/TMCAX)	$118	1.07%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Installed Building Projects Inc., Onto Innovation Inc. and CyberArk Software Ltd. all contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Fox Factory Holding Corp., Alphatec Holdings Inc., and Omnicell Inc. were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class A/TMCAX)— including sales load (5.75%)	13.33%	9.50%	10.04%
RBC SMID Cap Growth Fund (Class A/TMCAX) — excluding sales load	20.21%	10.82%	10.69%
S&P 500	36.35%	15.98%	13.38%
Russell 2500 Growth Index	25.20%	9.75%	9.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 170,381,039
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 711,485
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$170,381,039
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	16%
Total advisory fee paid (net of fee waivers/reimbursements)	$711,485

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	2.9%
Merit Medical Systems, Inc.	2.4%
Integer Holdings Corp.	2.4%
Tetra Tech, Inc.	2.3%
Onto Innovation, Inc.	2.1%
Burlington Stores, Inc.	2.0%
Ollie's Bargain Outlet Holdings, Inc.	1.9%
Woodward, Inc.	1.9%
CyberArk Software Ltd.	1.8%
Stifel Financial Corp.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC Plc	2.9%
Merit Medical Systems, Inc.	2.4%
Integer Holdings Corp.	2.4%
Tetra Tech, Inc.	2.3%
Onto Innovation, Inc.	2.1%
Burlington Stores, Inc.	2.0%
Ollie's Bargain Outlet Holdings, Inc.	1.9%
Woodward, Inc.	1.9%
CyberArk Software Ltd.	1.8%
Stifel Financial Corp.	1.8%

C000004724 [Member]
Shareholder Report [Line Items]
Fund Name	RBC SMID Cap Growth Fund
Class Name	Class I
Trading Symbol	TMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC SMID Cap Growth Fund (Class I/TMCIX)	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Installed Building Projects Inc., Onto Innovation Inc. and CyberArk Software Ltd. all contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Fox Factory Holding Corp., Alphatec Holdings Inc., and Omnicell Inc. were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class I/TMCIX)	20.62%	11.12%	10.98%
S&P 500	36.35%	15.98%	13.38%
Russell 2500 Growth Index	25.20%	9.75%	9.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 170,381,039
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 711,485
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$170,381,039
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	16%
Total advisory fee paid (net of fee waivers/reimbursements)	$711,485

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	2.9%
Merit Medical Systems, Inc.	2.4%
Integer Holdings Corp.	2.4%
Tetra Tech, Inc.	2.3%
Onto Innovation, Inc.	2.1%
Burlington Stores, Inc.	2.0%
Ollie's Bargain Outlet Holdings, Inc.	1.9%
Woodward, Inc.	1.9%
CyberArk Software Ltd.	1.8%
Stifel Financial Corp.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC Plc	2.9%
Merit Medical Systems, Inc.	2.4%
Integer Holdings Corp.	2.4%
Tetra Tech, Inc.	2.3%
Onto Innovation, Inc.	2.1%
Burlington Stores, Inc.	2.0%
Ollie's Bargain Outlet Holdings, Inc.	1.9%
Woodward, Inc.	1.9%
CyberArk Software Ltd.	1.8%
Stifel Financial Corp.	1.8%

C000175204 [Member]
Shareholder Report [Line Items]
Fund Name	RBC SMID Cap Growth Fund
Class Name	Class R6
Trading Symbol	RSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC SMID Cap Growth Fund (Class R6/RSMRX)	$85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Installed Building Projects Inc., Onto Innovation Inc. and CyberArk Software Ltd. all contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Fox Factory Holding Corp., Alphatec Holdings Inc., and Omnicell Inc. were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class R6/RSMRX)	20.65%	11.17%	11.04%
S&P 500	36.35%	15.98%	13.38%
Russell 2500 Growth Index	25.20%	9.75%	9.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 170,381,039
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 711,485
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$170,381,039
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	16%
Total advisory fee paid (net of fee waivers/reimbursements)	$711,485

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	2.9%
Merit Medical Systems, Inc.	2.4%
Integer Holdings Corp.	2.4%
Tetra Tech, Inc.	2.3%
Onto Innovation, Inc.	2.1%
Burlington Stores, Inc.	2.0%
Ollie's Bargain Outlet Holdings, Inc.	1.9%
Woodward, Inc.	1.9%
CyberArk Software Ltd.	1.8%
Stifel Financial Corp.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC Plc	2.9%
Merit Medical Systems, Inc.	2.4%
Integer Holdings Corp.	2.4%
Tetra Tech, Inc.	2.3%
Onto Innovation, Inc.	2.1%
Burlington Stores, Inc.	2.0%
Ollie's Bargain Outlet Holdings, Inc.	1.9%
Woodward, Inc.	1.9%
CyberArk Software Ltd.	1.8%
Stifel Financial Corp.	1.8%

C000243226 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	RGMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Class A/RGMXX)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Net Assets	$ 15,480,310,153
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 15,050,421
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,480,310,153
Total number of portfolio holdings	166
Total advisory fee paid	$15,050,421

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.80%, 10/1/24	21.3%
Bank of Montreal, 4.84%, 10/1/24	3.2%
Citigroup Global Markets, Inc., 4.88%, 10/1/24	2.6%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.43%, 3/20/25	2.5%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.55%, 1/21/25	2.5%
Citigroup Global Markets, Inc., 4.85%, 10/1/24	2.3%
Citigroup Global Markets, Inc., 4.86%, 10/1/24	2.3%
ING Financial Markets LLC, 4.87%, 10/1/24	2.3%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 1/28/25	2.2%
National Australia Bank, 4.85%, 10/1/24	1.9%
Money Market Maturity
Less than 8 days	55.5%
8 to 14 days	1.7%
15 to 30 days	22.3%
31 to 180 days	20.4%
Over 180 days	0.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Federal Reserve, 4.80%, 10/1/24	21.3%
Bank of Montreal, 4.84%, 10/1/24	3.2%
Citigroup Global Markets, Inc., 4.88%, 10/1/24	2.6%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.43%, 3/20/25	2.5%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.55%, 1/21/25	2.5%
Citigroup Global Markets, Inc., 4.85%, 10/1/24	2.3%
Citigroup Global Markets, Inc., 4.86%, 10/1/24	2.3%
ING Financial Markets LLC, 4.87%, 10/1/24	2.3%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 1/28/25	2.2%
National Australia Bank, 4.85%, 10/1/24	1.9%

C000004729 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Institutional Class 1
Trading Symbol	TUGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Institutional Class 1/TUGXX)	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 15,480,310,153
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 15,050,421
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,480,310,153
Total number of portfolio holdings	166
Total advisory fee paid	$15,050,421

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.80%, 10/1/24	21.3%
Bank of Montreal, 4.84%, 10/1/24	3.2%
Citigroup Global Markets, Inc., 4.88%, 10/1/24	2.6%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.43%, 3/20/25	2.5%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.55%, 1/21/25	2.5%
Citigroup Global Markets, Inc., 4.85%, 10/1/24	2.3%
Citigroup Global Markets, Inc., 4.86%, 10/1/24	2.3%
ING Financial Markets LLC, 4.87%, 10/1/24	2.3%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 1/28/25	2.2%
National Australia Bank, 4.85%, 10/1/24	1.9%
Money Market Maturity
Less than 8 days	55.5%
8 to 14 days	1.7%
15 to 30 days	22.3%
31 to 180 days	20.4%
Over 180 days	0.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Federal Reserve, 4.80%, 10/1/24	21.3%
Bank of Montreal, 4.84%, 10/1/24	3.2%
Citigroup Global Markets, Inc., 4.88%, 10/1/24	2.6%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.43%, 3/20/25	2.5%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.55%, 1/21/25	2.5%
Citigroup Global Markets, Inc., 4.85%, 10/1/24	2.3%
Citigroup Global Markets, Inc., 4.86%, 10/1/24	2.3%
ING Financial Markets LLC, 4.87%, 10/1/24	2.3%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 1/28/25	2.2%
National Australia Bank, 4.85%, 10/1/24	1.9%

C000071257 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Institutional Class 2
Trading Symbol	TIMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Institutional Class 2/TIMXX)	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Net Assets	$ 15,480,310,153
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 15,050,421
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,480,310,153
Total number of portfolio holdings	166
Total advisory fee paid	$15,050,421

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.80%, 10/1/24	21.3%
Bank of Montreal, 4.84%, 10/1/24	3.2%
Citigroup Global Markets, Inc., 4.88%, 10/1/24	2.6%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.43%, 3/20/25	2.5%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.55%, 1/21/25	2.5%
Citigroup Global Markets, Inc., 4.85%, 10/1/24	2.3%
Citigroup Global Markets, Inc., 4.86%, 10/1/24	2.3%
ING Financial Markets LLC, 4.87%, 10/1/24	2.3%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 1/28/25	2.2%
National Australia Bank, 4.85%, 10/1/24	1.9%
Money Market Maturity
Less than 8 days	55.5%
8 to 14 days	1.7%
15 to 30 days	22.3%
31 to 180 days	20.4%
Over 180 days	0.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Federal Reserve, 4.80%, 10/1/24	21.3%
Bank of Montreal, 4.84%, 10/1/24	3.2%
Citigroup Global Markets, Inc., 4.88%, 10/1/24	2.6%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.43%, 3/20/25	2.5%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.55%, 1/21/25	2.5%
Citigroup Global Markets, Inc., 4.85%, 10/1/24	2.3%
Citigroup Global Markets, Inc., 4.86%, 10/1/24	2.3%
ING Financial Markets LLC, 4.87%, 10/1/24	2.3%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 1/28/25	2.2%
National Australia Bank, 4.85%, 10/1/24	1.9%

C000071260 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	TUIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Investor Class/TUIXX)	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Net Assets	$ 15,480,310,153
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 15,050,421
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,480,310,153
Total number of portfolio holdings	166
Total advisory fee paid	$15,050,421

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.80%, 10/1/24	21.3%
Bank of Montreal, 4.84%, 10/1/24	3.2%
Citigroup Global Markets, Inc., 4.88%, 10/1/24	2.6%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.43%, 3/20/25	2.5%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.55%, 1/21/25	2.5%
Citigroup Global Markets, Inc., 4.85%, 10/1/24	2.3%
Citigroup Global Markets, Inc., 4.86%, 10/1/24	2.3%
ING Financial Markets LLC, 4.87%, 10/1/24	2.3%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 1/28/25	2.2%
National Australia Bank, 4.85%, 10/1/24	1.9%
Money Market Maturity
Less than 8 days	55.5%
8 to 14 days	1.7%
15 to 30 days	22.3%
31 to 180 days	20.4%
Over 180 days	0.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Federal Reserve, 4.80%, 10/1/24	21.3%
Bank of Montreal, 4.84%, 10/1/24	3.2%
Citigroup Global Markets, Inc., 4.88%, 10/1/24	2.6%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.43%, 3/20/25	2.5%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.55%, 1/21/25	2.5%
Citigroup Global Markets, Inc., 4.85%, 10/1/24	2.3%
Citigroup Global Markets, Inc., 4.86%, 10/1/24	2.3%
ING Financial Markets LLC, 4.87%, 10/1/24	2.3%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 1/28/25	2.2%
National Australia Bank, 4.85%, 10/1/24	1.9%

C000004738 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Enterprise Fund
Class Name	Class A
Trading Symbol	TETAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Enterprise Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Enterprise Fund (Class A/TETAX)	$148	1.33%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as “micro-cap” companies.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., UFP Technologies, and Astrana Health contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Alphatec Holdings inc., and Allient Inc. were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Enterprise Fund (Class A/TETAX)— including sales load (5.75%)	15.68%	7.66%	5.95%
RBC Enterprise Fund (Class A/TETAX) — excluding sales load	22.75%	8.93%	6.58%
S&P 500	36.35%	15.98%	13.38%
Russell Microcap Index	24.63%	8.45%	7.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 69,861,274
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 493,398
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,861,274
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	41%
Total advisory fee paid (net of fee waivers/reimbursements)	$493,398

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.6%
Astrana Health, Inc.	3.5%
SPDR S&P Biotech ETF	3.3%
UFP Technologies, Inc.	3.0%
Ducommun, Inc.	2.9%
iShares Russell Microcap Index Fund	2.6%
Novanta, Inc.	2.4%
Onto Innovation, Inc.	2.3%
Barrett Business Services, Inc.	2.2%
Napco Security Technologies, Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Lantheus Holdings, Inc.	3.6%
Astrana Health, Inc.	3.5%
SPDR S&P Biotech ETF	3.3%
UFP Technologies, Inc.	3.0%
Ducommun, Inc.	2.9%
iShares Russell Microcap Index Fund	2.6%
Novanta, Inc.	2.4%
Onto Innovation, Inc.	2.3%
Barrett Business Services, Inc.	2.2%
Napco Security Technologies, Inc.	2.1%

C000034084 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Enterprise Fund
Class Name	Class I
Trading Symbol	TETIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Enterprise Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Enterprise Fund (Class I/TETIX)	$120	1.08%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as “micro-cap” companies.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., UFP Technologies, and Astrana Health contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Alphatec Holdings inc., and Allient Inc. were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Enterprise Fund (Class I/TETIX)	22.99%	9.21%	6.84%
S&P 500	36.35%	15.98%	13.38%
Russell Microcap Index	24.63%	8.45%	7.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 69,861,274
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 493,398
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,861,274
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	41%
Total advisory fee paid (net of fee waivers/reimbursements)	$493,398

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.6%
Astrana Health, Inc.	3.5%
SPDR S&P Biotech ETF	3.3%
UFP Technologies, Inc.	3.0%
Ducommun, Inc.	2.9%
iShares Russell Microcap Index Fund	2.6%
Novanta, Inc.	2.4%
Onto Innovation, Inc.	2.3%
Barrett Business Services, Inc.	2.2%
Napco Security Technologies, Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Lantheus Holdings, Inc.	3.6%
Astrana Health, Inc.	3.5%
SPDR S&P Biotech ETF	3.3%
UFP Technologies, Inc.	3.0%
Ducommun, Inc.	2.9%
iShares Russell Microcap Index Fund	2.6%
Novanta, Inc.	2.4%
Onto Innovation, Inc.	2.3%
Barrett Business Services, Inc.	2.2%
Napco Security Technologies, Inc.	2.1%

C000004742 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Small Cap Core Fund
Class Name	Class A
Trading Symbol	TEEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Small Cap Core Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Small Cap Core Fund (Class A/TEEAX)	$125	1.13%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., Barrett Business Services Inc., and Taylor Morrison Home Corp. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Atkore Inc., and Hudson Technologies Inc. were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Core Fund (Class A/TEEAX)— including sales load (5.75%)	14.79%	8.38%	5.93%
RBC Small Cap Core Fund (Class A/TEEAX) — excluding sales load	21.75%	9.67%	6.56%
S&P 500	36.35%	15.98%	13.38%
Russell 2000 Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 41,574,062
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 142,752
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,574,062
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	37%
Total advisory fee paid (net of fee waivers/reimbursements)	$142,752

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Barrett Business Services, Inc.	3.8%
Lantheus Holdings, Inc.	3.8%
Ducommun, Inc.	3.6%
Taylor Morrison Home Corp.	3.5%
Compass Diversified Holdings	3.3%
Patrick Industries, Inc.	3.1%
Group 1 Automotive, Inc.	3.0%
Magnolia Oil & Gas Corp.	2.8%
SPDR S&P Biotech ETF	2.7%
Nexstar Media Group, Inc.	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Barrett Business Services, Inc.	3.8%
Lantheus Holdings, Inc.	3.8%
Ducommun, Inc.	3.6%
Taylor Morrison Home Corp.	3.5%
Compass Diversified Holdings	3.3%
Patrick Industries, Inc.	3.1%
Group 1 Automotive, Inc.	3.0%
Magnolia Oil & Gas Corp.	2.8%
SPDR S&P Biotech ETF	2.7%
Nexstar Media Group, Inc.	2.7%

Material Fund Change [Text Block]
Material Fund Changes
Effective July 1, 2024, the Fund’s management fee rate was reduced from 0.85% to 0.70%, and the expense limitation agreement was amended such that total expenses for Class A are now limited to 1.10% (was previously 1.15%).

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s management fee rate was reduced from 0.85% to 0.70%, and the expense limitation agreement was amended such that total expenses for Class A are now limited to 1.10% (was previously 1.15%).

C000004745 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Small Cap Core Fund
Class Name	Class I
Trading Symbol	RCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Small Cap Core Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Small Cap Core Fund (Class I/RCSIX)	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., Barrett Business Services Inc., and Taylor Morrison Home Corp. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Atkore Inc., and Hudson Technologies Inc. were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Core Fund (Class I/RCSIX)	22.11%	9.94%	6.82%
S&P 500	36.35%	15.98%	13.38%
Russell 2000 Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 41,574,062
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 142,752
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,574,062
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	37%
Total advisory fee paid (net of fee waivers/reimbursements)	$142,752

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Barrett Business Services, Inc.	3.8%
Lantheus Holdings, Inc.	3.8%
Ducommun, Inc.	3.6%
Taylor Morrison Home Corp.	3.5%
Compass Diversified Holdings	3.3%
Patrick Industries, Inc.	3.1%
Group 1 Automotive, Inc.	3.0%
Magnolia Oil & Gas Corp.	2.8%
SPDR S&P Biotech ETF	2.7%
Nexstar Media Group, Inc.	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Barrett Business Services, Inc.	3.8%
Lantheus Holdings, Inc.	3.8%
Ducommun, Inc.	3.6%
Taylor Morrison Home Corp.	3.5%
Compass Diversified Holdings	3.3%
Patrick Industries, Inc.	3.1%
Group 1 Automotive, Inc.	3.0%
Magnolia Oil & Gas Corp.	2.8%
SPDR S&P Biotech ETF	2.7%
Nexstar Media Group, Inc.	2.7%

Material Fund Change [Text Block]
Material Fund Changes
Effective July 1, 2024, the Fund’s management fee rate was reduced from 0.85% to 0.70%, and the expense limitation agreement was amended such that total expenses for Class I are now limited to 0.85% of average net assets (was previously 0.90%).

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s management fee rate was reduced from 0.85% to 0.70%, and the expense limitation agreement was amended such that total expenses for Class I are now limited to 0.85% of average net assets (was previously 0.90%).

C000175205 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Small Cap Core Fund
Class Name	Class R6
Trading Symbol	RBRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Small Cap Core Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Small Cap Core Fund (Class R6/RBRCX)	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., Barrett Business Services Inc., and Taylor Morrison Home Corp. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Atkore Inc., and Hudson Technologies Inc. were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Core Fund (Class R6/RBRCX)	22.21%	9.99%	6.85%
S&P 500	36.35%	15.98%	13.38%
Russell 2000 Index	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 41,574,062
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 142,752
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,574,062
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	37%
Total advisory fee paid (net of fee waivers/reimbursements)	$142,752

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Barrett Business Services, Inc.	3.8%
Lantheus Holdings, Inc.	3.8%
Ducommun, Inc.	3.6%
Taylor Morrison Home Corp.	3.5%
Compass Diversified Holdings	3.3%
Patrick Industries, Inc.	3.1%
Group 1 Automotive, Inc.	3.0%
Magnolia Oil & Gas Corp.	2.8%
SPDR S&P Biotech ETF	2.7%
Nexstar Media Group, Inc.	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Barrett Business Services, Inc.	3.8%
Lantheus Holdings, Inc.	3.8%
Ducommun, Inc.	3.6%
Taylor Morrison Home Corp.	3.5%
Compass Diversified Holdings	3.3%
Patrick Industries, Inc.	3.1%
Group 1 Automotive, Inc.	3.0%
Magnolia Oil & Gas Corp.	2.8%
SPDR S&P Biotech ETF	2.7%
Nexstar Media Group, Inc.	2.7%

Material Fund Change [Text Block]
Material Fund Changes
Effective July 1, 2024, the Fund’s management fee rate was reduced from 0.85% to 0.70%, and the expense limitation agreement was amended such that total expenses for Class R6 are now limited to 0.82% of average net assets (was previously 0.87%).

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s management fee rate was reduced from 0.85% to 0.70%, and the expense limitation agreement was amended such that total expenses for Class R6 are now limited to 0.82% of average net assets (was previously 0.87%).

C000004750 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Microcap Value Fund
Class Name	Class A
Trading Symbol	TMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Microcap Value Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Microcap Value Fund (Class A/TMVAX)	$149	1.32%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). The Fund defines “value stocks” primarily as those with low price-to-book characteristics.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Willis Lease Finance Corp., Natural Grocers by Vitamin Cottage Inc., and Ducommun Inc. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in America’s Car-Mart Inc/TX, American Vanguard Corp., and Core Molding Technologies were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Microcap Value Fund (Class A/TMVAX)— including sales load (5.75%)	17.87%	9.25%	7.69%
RBC Microcap Value Fund (Class A/TMVAX) — excluding sales load	25.04%	10.56%	8.33%
S&P 500	36.35%	15.98%	13.38%
Russell Microcap Value Index	23.65%	8.84%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 115,909,019
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 829,194
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$115,909,019
Total number of portfolio holdings	480
Portfolio turnover rate as of the end of the reporting period	22%
Total advisory fee paid (net of fee waivers/reimbursements)	$829,194

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Willis Lease Finance Corp.	1.6%
Ducommun, Inc.	1.6%
Miller Industries, Inc.	1.2%
iShares Russell Microcap Index Fund	1.2%
Beazer Homes USA, Inc.	1.0%
Natural Grocers by Vitamin Cottage, Inc.	1.0%
North American Construction Group Ltd.	0.9%
Enova International, Inc.	0.9%
Oil-Dri Corp. of America	0.9%
Bel Fuse, Inc.	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Willis Lease Finance Corp.	1.6%
Ducommun, Inc.	1.6%
Miller Industries, Inc.	1.2%
iShares Russell Microcap Index Fund	1.2%
Beazer Homes USA, Inc.	1.0%
Natural Grocers by Vitamin Cottage, Inc.	1.0%
North American Construction Group Ltd.	0.9%
Enova International, Inc.	0.9%
Oil-Dri Corp. of America	0.9%
Bel Fuse, Inc.	0.9%

C000004753 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Microcap Value Fund
Class Name	Class I
Trading Symbol	RMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Microcap Value Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Microcap Value Fund (Class I/RMVIX)	$121	1.07%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). The Fund defines “value stocks” primarily as those with low price-to-book characteristics.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Willis Lease Finance Corp., Natural Grocers by Vitamin Cottage Inc., and Ducommun Inc. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in America’s Car-Mart Inc/TX, American Vanguard Corp., and Core Molding Technologies were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Microcap Value Fund (Class I/RMVIX)	25.39%	10.83%	8.60%
S&P 500	36.35%	15.98%	13.38%
Russell Microcap Value Index	23.65%	8.84%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 115,909,019
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 829,194
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$115,909,019
Total number of portfolio holdings	480
Portfolio turnover rate as of the end of the reporting period	22%
Total advisory fee paid (net of fee waivers/reimbursements)	$829,194

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Willis Lease Finance Corp.	1.6%
Ducommun, Inc.	1.6%
Miller Industries, Inc.	1.2%
iShares Russell Microcap Index Fund	1.2%
Beazer Homes USA, Inc.	1.0%
Natural Grocers by Vitamin Cottage, Inc.	1.0%
North American Construction Group Ltd.	0.9%
Enova International, Inc.	0.9%
Oil-Dri Corp. of America	0.9%
Bel Fuse, Inc.	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Willis Lease Finance Corp.	1.6%
Ducommun, Inc.	1.6%
Miller Industries, Inc.	1.2%
iShares Russell Microcap Index Fund	1.2%
Beazer Homes USA, Inc.	1.0%
Natural Grocers by Vitamin Cottage, Inc.	1.0%
North American Construction Group Ltd.	0.9%
Enova International, Inc.	0.9%
Oil-Dri Corp. of America	0.9%
Bel Fuse, Inc.	0.9%

C000074294 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Access Capital Community Investment Fund
Class Name	Class A
Trading Symbol	ACASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	As spreads tightened throughout the period, the Fund’s holdings in agency mortgage-backed securities, all specified pools, outperformed generic mortgage-backed securities held in the benchmark.
Income/Carry	Positive	The Fund’s yield advantage maintained over the benchmark was a positive contributor to relative outperformance over the period.
Sector Allocation	Negative	The Fund’s holdings in agency collateralized mortgage-backed securities underperformed the benchmark and modestly detracted from strategy relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including sales load (3.75%)	7.54%	(1.17)%	0.39%
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX) — excluding sales load	11.68%	(0.41)%	0.77%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg US Securitized Index	12.22%	0.15%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 669,389,532
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 1,648,736
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$669,389,532
Total number of portfolio holdings	944
Portfolio turnover rate as of the end of the reporting period	127%
Total advisory fee paid (net of fee waivers/reimbursements)	$1,648,736

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/15/54	5.6%
Fannie Mae, (TBA), 2.50%, 10/1/54	2.7%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.8%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.5%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.4%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Fannie Mae, (TBA), 4.50%, 10/1/54	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	1.1%
Freddie Mac, Pool #RA5427, 2.50%, 6/1/51	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/15/54	5.6%
Fannie Mae, (TBA), 2.50%, 10/1/54	2.7%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.8%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.5%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.4%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Fannie Mae, (TBA), 4.50%, 10/1/54	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	1.1%
Freddie Mac, Pool #RA5427, 2.50%, 6/1/51	0.9%

C000066097 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Access Capital Community Investment Fund
Class Name	Class I
Trading Symbol	ACCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	As spreads tightened throughout the period, the Fund’s holdings in agency mortgage-backed securities, all specified pools, outperformed generic mortgage-backed securities held in the benchmark.
Income/Carry	Positive	The Fund’s yield advantage maintained over the benchmark was a positive contributor to relative outperformance over the period.
Sector Allocation	Negative	The Fund’s holdings in agency collateralized mortgage-backed securities underperformed the benchmark and modestly detracted from strategy relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	12.03%	(0.05)%	1.12%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg US Securitized Index	12.22%	0.15%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 669,389,532
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 1,648,736
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$669,389,532
Total number of portfolio holdings	944
Portfolio turnover rate as of the end of the reporting period	127%
Total advisory fee paid (net of fee waivers/reimbursements)	$1,648,736

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/15/54	5.6%
Fannie Mae, (TBA), 2.50%, 10/1/54	2.7%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.8%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.5%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.4%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Fannie Mae, (TBA), 4.50%, 10/1/54	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	1.1%
Freddie Mac, Pool #RA5427, 2.50%, 6/1/51	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/15/54	5.6%
Fannie Mae, (TBA), 2.50%, 10/1/54	2.7%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.8%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.5%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.4%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Fannie Mae, (TBA), 4.50%, 10/1/54	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	1.1%
Freddie Mac, Pool #RA5427, 2.50%, 6/1/51	0.9%

C000210802 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Access Capital Community Investment Fund
Class Name	Class IS
Trading Symbol	ACATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	As spreads tightened throughout the period, the Fund’s holdings in agency mortgage-backed securities, all specified pools, outperformed generic mortgage-backed securities held in the benchmark.
Income/Carry	Positive	The Fund’s yield advantage maintained over the benchmark was a positive contributor to relative outperformance over the period.
Sector Allocation	Negative	The Fund’s holdings in agency collateralized mortgage-backed securities underperformed the benchmark and modestly detracted from strategy relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $2,500 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	11.95%	0.00%	1.23%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg US Securitized Index	12.22%	0.15%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 669,389,532
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 1,648,736
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$669,389,532
Total number of portfolio holdings	944
Portfolio turnover rate as of the end of the reporting period	127%
Total advisory fee paid (net of fee waivers/reimbursements)	$1,648,736

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/15/54	5.6%
Fannie Mae, (TBA), 2.50%, 10/1/54	2.7%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.8%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.5%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.4%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Fannie Mae, (TBA), 4.50%, 10/1/54	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	1.1%
Freddie Mac, Pool #RA5427, 2.50%, 6/1/51	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/15/54	5.6%
Fannie Mae, (TBA), 2.50%, 10/1/54	2.7%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.8%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.5%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.4%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Fannie Mae, (TBA), 4.50%, 10/1/54	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	1.1%
Freddie Mac, Pool #RA5427, 2.50%, 6/1/51	0.9%

C000102917 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Emerging Market Debt Fund
Class Name	Class A
Trading Symbol	RESAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)	$114	1.04%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Beta	Positive	The fund maintained an overweight risk stance in hard currency credit over the period, and given the spread tightening environment that played out, the fund’s “long risk” posture was a contributor to relative performance.
Credit Alpha	Positive	Key country overweights in select high yielding, lowly-rated countries such as Pakistan, Ukraine, Venezuela, Tunisia and Egypt were all positive contributors to performance over the period given the strong performance from the stressed and distressed sub-segment of the EM sovereign market.
Interest Rate Duration	Positive	The fund held some off-benchmark exposure in i) EM local markets and ii) Euro-denominated sovereign bonds, both of which combined to generate strong performance from non-USD duration. This was partially offset by the fund’s underweight position in USD duration which was a modest drag on performance given the move lower in US Treasury yields.
Currencies	Negative	The fund had some tactical off-benchmark positioning in EM local currencies, for example the Malaysian Ringgit, the Nigerian Naira and the Dominican Republic Peso – which cumulatively led to some underperformance at the fund level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including sales load (4.25%)	14.46%	1.19%	2.17%
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX) — excluding sales load	19.47%	2.07%	2.44%
Bloomberg Global Aggregate Bond Index	11.99%	(0.83)%	0.57%
JPMorgan EMBI Global Diversified Index	18.60%	0.87%	3.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 115,761,460
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 201,256
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$115,761,460
Total number of portfolio holdings	266
Portfolio turnover rate as of the end of the reporting period	70%
Total advisory fee paid (net of fee waivers/reimbursements)	$201,256

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Oman Government International Bond, 6.75%, 1/17/48	2.4%
Petroleos Mexicanos, 5.63%, 1/23/46	2.0%
Petroleos Mexicanos, 6.35%, 2/12/48	1.8%
Turkey Government International Bond, 4.88%, 4/16/43	1.7%
Turkey Government International Bond, 5.75%, 5/11/47	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.2%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.2%
Panama Government International Bond, 4.50%, 4/1/56	1.2%
Angolan Government International Bond, 8.25%, 5/9/28	1.0%
Geographic Allocation
United States	28.9%
Africa/Middle East	27.1%
South America	20.7%
Latin America	17.4%
Europe	13.2%
Asia	7.1%
Serbia	2.4%
Uzbekistan	1.9%
Senegal	0.4%
Montenegro	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Oman Government International Bond, 6.75%, 1/17/48	2.4%
Petroleos Mexicanos, 5.63%, 1/23/46	2.0%
Petroleos Mexicanos, 6.35%, 2/12/48	1.8%
Turkey Government International Bond, 4.88%, 4/16/43	1.7%
Turkey Government International Bond, 5.75%, 5/11/47	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.2%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.2%
Panama Government International Bond, 4.50%, 4/1/56	1.2%
Angolan Government International Bond, 8.25%, 5/9/28	1.0%

C000102918 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Emerging Market Debt Fund
Class Name	Class I
Trading Symbol	RBESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Beta	Positive	The fund maintained an overweight risk stance in hard currency credit over the period, and given the spread tightening environment that played out, the fund’s “long risk” posture was a contributor to relative performance.
Credit Alpha	Positive	Key country overweights in select high yielding, lowly-rated countries such as Pakistan, Ukraine, Venezuela, Tunisia and Egypt were all positive contributors to performance over the period given the strong performance from the stressed and distressed sub-segment of the EM sovereign market.
Interest Rate Duration	Positive	The fund held some off-benchmark exposure in i) EM local markets and ii) Euro-denominated sovereign bonds, both of which combined to generate strong performance from non-USD duration. This was partially offset by the fund’s underweight position in USD duration which was a modest drag on performance given the move lower in US Treasury yields.
Currencies	Negative	The fund had some tactical off-benchmark positioning in EM local currencies, for example the Malaysian Ringgit, the Nigerian Naira and the Dominican Republic Peso – which cumulatively led to some underperformance at the fund level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	19.92%	2.37%	2.70%
Bloomberg Global Aggregate Bond Index	11.99%	(0.83)%	0.57%
JPMorgan EMBI Global Diversified Index	18.60%	0.87%	3.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 115,761,460
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 201,256
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$115,761,460
Total number of portfolio holdings	266
Portfolio turnover rate as of the end of the reporting period	70%
Total advisory fee paid (net of fee waivers/reimbursements)	$201,256

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Oman Government International Bond, 6.75%, 1/17/48	2.4%
Petroleos Mexicanos, 5.63%, 1/23/46	2.0%
Petroleos Mexicanos, 6.35%, 2/12/48	1.8%
Turkey Government International Bond, 4.88%, 4/16/43	1.7%
Turkey Government International Bond, 5.75%, 5/11/47	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.2%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.2%
Panama Government International Bond, 4.50%, 4/1/56	1.2%
Angolan Government International Bond, 8.25%, 5/9/28	1.0%
Geographic Allocation
United States	28.9%
Africa/Middle East	27.1%
South America	20.7%
Latin America	17.4%
Europe	13.2%
Asia	7.1%
Serbia	2.4%
Uzbekistan	1.9%
Senegal	0.4%
Montenegro	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Oman Government International Bond, 6.75%, 1/17/48	2.4%
Petroleos Mexicanos, 5.63%, 1/23/46	2.0%
Petroleos Mexicanos, 6.35%, 2/12/48	1.8%
Turkey Government International Bond, 4.88%, 4/16/43	1.7%
Turkey Government International Bond, 5.75%, 5/11/47	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.2%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.2%
Panama Government International Bond, 4.50%, 4/1/56	1.2%
Angolan Government International Bond, 8.25%, 5/9/28	1.0%

C000176573 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Emerging Market Debt Fund
Class Name	Class R6
Trading Symbol	RBERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	$81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Beta	Positive	The fund maintained an overweight risk stance in hard currency credit over the period, and given the spread tightening environment that played out, the fund’s “long risk” posture was a contributor to relative performance.
Credit Alpha	Positive	Key country overweights in select high yielding, lowly-rated countries such as Pakistan, Ukraine, Venezuela, Tunisia and Egypt were all positive contributors to performance over the period given the strong performance from the stressed and distressed sub-segment of the EM sovereign market.
Interest Rate Duration	Positive	The fund held some off-benchmark exposure in i) EM local markets and ii) Euro-denominated sovereign bonds, both of which combined to generate strong performance from non-USD duration. This was partially offset by the fund’s underweight position in USD duration which was a modest drag on performance given the move lower in US Treasury yields.
Currencies	Negative	The fund had some tactical off-benchmark positioning in EM local currencies, for example the Malaysian Ringgit, the Nigerian Naira and the Dominican Republic Peso – which cumulatively led to some underperformance at the fund level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	20.10%	2.43%	2.77%
Bloomberg Global Aggregate Bond Index	11.99%	(0.83)%	0.57%
JPMorgan EMBI Global Diversified Index	18.60%	0.87%	3.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 115,761,460
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 201,256
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$115,761,460
Total number of portfolio holdings	266
Portfolio turnover rate as of the end of the reporting period	70%
Total advisory fee paid (net of fee waivers/reimbursements)	$201,256

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Oman Government International Bond, 6.75%, 1/17/48	2.4%
Petroleos Mexicanos, 5.63%, 1/23/46	2.0%
Petroleos Mexicanos, 6.35%, 2/12/48	1.8%
Turkey Government International Bond, 4.88%, 4/16/43	1.7%
Turkey Government International Bond, 5.75%, 5/11/47	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.2%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.2%
Panama Government International Bond, 4.50%, 4/1/56	1.2%
Angolan Government International Bond, 8.25%, 5/9/28	1.0%
Geographic Allocation
United States	28.9%
Africa/Middle East	27.1%
South America	20.7%
Latin America	17.4%
Europe	13.2%
Asia	7.1%
Serbia	2.4%
Uzbekistan	1.9%
Senegal	0.4%
Montenegro	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Oman Government International Bond, 6.75%, 1/17/48	2.4%
Petroleos Mexicanos, 5.63%, 1/23/46	2.0%
Petroleos Mexicanos, 6.35%, 2/12/48	1.8%
Turkey Government International Bond, 4.88%, 4/16/43	1.7%
Turkey Government International Bond, 5.75%, 5/11/47	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.2%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.2%
Panama Government International Bond, 4.50%, 4/1/56	1.2%
Angolan Government International Bond, 8.25%, 5/9/28	1.0%

C000102921 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay High Yield Bond Fund
Class Name	Class A
Trading Symbol	RHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay High Yield Bond Fund (Class A/RHYAX)	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Credit selection overall was a positive contributor to relative performance and selection generated positive relative returns in the majority of sectors within the benchmark over the past twelve months.
Sector Allocation	Positive	Security selection was particularly additive to performance within the Automotive, Banking, and Energy sectors. A modest overweight to Automotives compared to the benchmark was beneficial as well.
Sector Allocation	Negative	The Fund’s underweight position in the Healthcare sector detracted from relative performance for the period.
Credit Beta	Negative	The Fund’s underweight spread duration relative to the benchmark was a detractor to relative performance as spreads tightened.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay High Yield Bond Fund (Class A/RHYAX)— including sales load (4.25%)	9.75%	4.07%	4.66%
RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — excluding sales load	14.60%	4.96%	5.11%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.66%	4.55%	4.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 729,218,077
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 2,093,628
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$729,218,077
Total number of portfolio holdings	224
Portfolio turnover rate as of the end of the reporting period	111%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,093,628

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Credit Agricole SA, 6.70%	1.3%
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	1.2%
Venture Global LNG, Inc., 7.00%, 1/15/30	1.0%
Rocket Software, Inc., 9.00%, 11/28/28	1.0%
Calpine Corp., 5.25%, 6/1/26	1.0%
Prairie Acquiror LP, 9.00%, 8/1/29	1.0%
NESCO Holdings II, Inc., 5.50%, 4/15/29	0.9%
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26	0.9%
Allied Universal Holdco LLC, 7.88%, 2/15/31	0.8%
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Credit Agricole SA, 6.70%	1.3%
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	1.2%
Venture Global LNG, Inc., 7.00%, 1/15/30	1.0%
Rocket Software, Inc., 9.00%, 11/28/28	1.0%
Calpine Corp., 5.25%, 6/1/26	1.0%
Prairie Acquiror LP, 9.00%, 8/1/29	1.0%
NESCO Holdings II, Inc., 5.50%, 4/15/29	0.9%
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26	0.9%
Allied Universal Holdco LLC, 7.88%, 2/15/31	0.8%
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26	0.8%

C000102922 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay High Yield Bond Fund
Class Name	Class I
Trading Symbol	RGHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Credit selection overall was a positive contributor to relative performance and selection generated positive relative returns in the majority of sectors within the benchmark over the past twelve months.
Sector Allocation	Positive	Security selection was particularly additive to performance within the Automotive, Banking, and Energy sectors. A modest overweight to Automotives compared to the benchmark was beneficial as well.
Sector Allocation	Negative	The Fund’s underweight position in the Healthcare sector detracted from relative performance for the period.
Credit Beta	Negative	The Fund’s underweight spread duration relative to the benchmark was a detractor to relative performance as spreads tightened.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	14.82%	5.23%	5.38%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.66%	4.55%	4.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 729,218,077
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 2,093,628
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$729,218,077
Total number of portfolio holdings	224
Portfolio turnover rate as of the end of the reporting period	111%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,093,628

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Credit Agricole SA, 6.70%	1.3%
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	1.2%
Venture Global LNG, Inc., 7.00%, 1/15/30	1.0%
Rocket Software, Inc., 9.00%, 11/28/28	1.0%
Calpine Corp., 5.25%, 6/1/26	1.0%
Prairie Acquiror LP, 9.00%, 8/1/29	1.0%
NESCO Holdings II, Inc., 5.50%, 4/15/29	0.9%
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26	0.9%
Allied Universal Holdco LLC, 7.88%, 2/15/31	0.8%
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Credit Agricole SA, 6.70%	1.3%
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	1.2%
Venture Global LNG, Inc., 7.00%, 1/15/30	1.0%
Rocket Software, Inc., 9.00%, 11/28/28	1.0%
Calpine Corp., 5.25%, 6/1/26	1.0%
Prairie Acquiror LP, 9.00%, 8/1/29	1.0%
NESCO Holdings II, Inc., 5.50%, 4/15/29	0.9%
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26	0.9%
Allied Universal Holdco LLC, 7.88%, 2/15/31	0.8%
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26	0.8%

C000225268 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Small Cap Value Fund
Class Name	Class A
Trading Symbol	RBVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Small Cap Value Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Small Cap Value Fund (Class A/RBVAX)	$121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., Barrett Business Services Inc., and Taylor Morrison Home Corp. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Atkore Inc., and Delek US Holdings Inc. were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Small Cap Value Fund (Class A/RBVAX)— including sales load (5.75%)	13.42%	5.90%	6.22%(a)
RBC Small Cap Value Fund (Class A/RBVAX) — excluding sales load	20.33%	7.17%	6.86%(a)
S&P 500	36.35%	15.98%	13.00%
Russell 2000 Value Index	25.88%	9.29%	7.63%
(a)
The Fund’s Class A shares commenced operations on January 28, 2021. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Jan. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 31,557,350
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ (40,614)
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,557,350
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	56%
Total advisory fee paid (net of fee waivers/reimbursements)	$(40,614)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Magnolia Oil & Gas Corp.	3.0%
Barrett Business Services, Inc.	2.9%
Taylor Morrison Home Corp.	2.8%
Group 1 Automotive, Inc.	2.8%
Matador Resources Co.	2.7%
Nexstar Media Group, Inc.	2.5%
Cheesecake Factory, Inc. (The)	2.4%
Reinsurance Group of America, Inc.	2.4%
Lantheus Holdings, Inc.	2.4%
Pinnacle Financial Partners, Inc.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Magnolia Oil & Gas Corp.	3.0%
Barrett Business Services, Inc.	2.9%
Taylor Morrison Home Corp.	2.8%
Group 1 Automotive, Inc.	2.8%
Matador Resources Co.	2.7%
Nexstar Media Group, Inc.	2.5%
Cheesecake Factory, Inc. (The)	2.4%
Reinsurance Group of America, Inc.	2.4%
Lantheus Holdings, Inc.	2.4%
Pinnacle Financial Partners, Inc.	2.4%

C000146124 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Small Cap Value Fund
Class Name	Class I
Trading Symbol	RSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Small Cap Value Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Small Cap Value Fund (Class I/RSVIX)	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., Barrett Business Services Inc., and Taylor Morrison Home Corp. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Atkore Inc., and Delek US Holdings Inc. were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Small Cap Value Fund (Class I/RSVIX)	20.73%	7.34%	7.03%(a)
S&P 500	36.35%	15.98%	13.00%
Russell 2000 Value Index	25.88%	9.29%	7.63%
(a)	Commenced operations on December 3, 2014.

Performance Inception Date	Dec. 03, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 31,557,350
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ (40,614)
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,557,350
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	56%
Total advisory fee paid (net of fee waivers/reimbursements)	$(40,614)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Magnolia Oil & Gas Corp.	3.0%
Barrett Business Services, Inc.	2.9%
Taylor Morrison Home Corp.	2.8%
Group 1 Automotive, Inc.	2.8%
Matador Resources Co.	2.7%
Nexstar Media Group, Inc.	2.5%
Cheesecake Factory, Inc. (The)	2.4%
Reinsurance Group of America, Inc.	2.4%
Lantheus Holdings, Inc.	2.4%
Pinnacle Financial Partners, Inc.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Magnolia Oil & Gas Corp.	3.0%
Barrett Business Services, Inc.	2.9%
Taylor Morrison Home Corp.	2.8%
Group 1 Automotive, Inc.	2.8%
Matador Resources Co.	2.7%
Nexstar Media Group, Inc.	2.5%
Cheesecake Factory, Inc. (The)	2.4%
Reinsurance Group of America, Inc.	2.4%
Lantheus Holdings, Inc.	2.4%
Pinnacle Financial Partners, Inc.	2.4%

C000175206 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Small Cap Value Fund
Class Name	Class R6
Trading Symbol	RRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC Small Cap Value Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Small Cap Value Fund (Class R6/RRSVX)	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., Barrett Business Services Inc., and Taylor Morrison Home Corp. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Atkore Inc., and Delek US Holdings Inc. were negative contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Small Cap Value Fund (Class R6/RRSVX)	20.67%	7.52%	7.15%(a)
S&P 500	36.35%	15.98%	13.00%
Russell 2000 Value Index	25.88%	9.29%	7.63%
(a)
The Fund’s Class R6 shares commenced operations on November 21, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 21, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 31,557,350
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ (40,614)
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,557,350
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	56%
Total advisory fee paid (net of fee waivers/reimbursements)	$(40,614)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Magnolia Oil & Gas Corp.	3.0%
Barrett Business Services, Inc.	2.9%
Taylor Morrison Home Corp.	2.8%
Group 1 Automotive, Inc.	2.8%
Matador Resources Co.	2.7%
Nexstar Media Group, Inc.	2.5%
Cheesecake Factory, Inc. (The)	2.4%
Reinsurance Group of America, Inc.	2.4%
Lantheus Holdings, Inc.	2.4%
Pinnacle Financial Partners, Inc.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Magnolia Oil & Gas Corp.	3.0%
Barrett Business Services, Inc.	2.9%
Taylor Morrison Home Corp.	2.8%
Group 1 Automotive, Inc.	2.8%
Matador Resources Co.	2.7%
Nexstar Media Group, Inc.	2.5%
Cheesecake Factory, Inc. (The)	2.4%
Reinsurance Group of America, Inc.	2.4%
Lantheus Holdings, Inc.	2.4%
Pinnacle Financial Partners, Inc.	2.4%

C000217811 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class A
Trading Symbol	RIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class A/RIBAX)	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Carry	Positive	The Fund maintains a yield advantage relative to the benchmark, and this was the primary contributor to Fund outperformance over the past trailing 12-months. This yield advantage is driven by overweights to spread sectors.
Interest Rates	Positive	Falling interest rates resulted in positive absolute performance. However, as the fund was duration neutral throughout the period, it had minimal impact on benchmark relative performance.
Sector Allocation	Positive	The Fund’s allocations to both taxable municipals and mortgage-backed securities outperformed over the period as spreads tightened.
Sector Allocation	Positive	The performance of corporate bond holdings generally kept pace with the benchmark, having little impact on benchmark relative performance.
Sector Allocation	Negative	The Fund had an overweight position in asset-backed securities, which underperformed during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class A/RIBAX)— including sales load (3.75%)	7.32%	(0.85)%	0.30%(a)
RBC BlueBay Impact Bond Fund (Class A/RIBAX) — excluding sales load	11.51%	(0.08)%	0.87%(a)
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.47%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Jan. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 293,911,496
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 531,900
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$293,911,496
Total number of portfolio holdings	362
Portfolio turnover rate as of the end of the reporting period	79%
Total advisory fee paid (net of fee waivers/reimbursements)	$531,900

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	5.0%
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.3%
City of Hope, 5.48%, 10/16/24	1.7%
Baptist Healthcare System Obligated Group, 4.97%, 10/24/24	1.7%
Trinity Health Corp., 5.32%, 10/28/24	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	5.0%
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.3%
City of Hope, 5.48%, 10/16/24	1.7%
Baptist Healthcare System Obligated Group, 4.97%, 10/24/24	1.7%
Trinity Health Corp., 5.32%, 10/28/24	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%

C000195863 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class I
Trading Symbol	RIBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class I/RIBIX)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Carry	Positive	The Fund maintains a yield advantage relative to the benchmark, and this was the primary contributor to Fund outperformance over the past trailing 12-months. This yield advantage is driven by overweights to spread sectors.
Interest Rates	Positive	Falling interest rates resulted in positive absolute performance. However, as the fund was duration neutral throughout the period, it had minimal impact on benchmark relative performance.
Sector Allocation	Positive	The Fund’s allocations to both taxable municipals and mortgage-backed securities outperformed over the period as spreads tightened.
Sector Allocation	Positive	The performance of corporate bond holdings generally kept pace with the benchmark, having little impact on benchmark relative performance.
Sector Allocation	Negative	The Fund had an overweight position in asset-backed securities, which underperformed during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class I/RIBIX)	11.89%	0.23%	1.17%(a)
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.47%
(a)	Commenced operations on December 18, 2017.

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 293,911,496
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 531,900
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$293,911,496
Total number of portfolio holdings	362
Portfolio turnover rate as of the end of the reporting period	79%
Total advisory fee paid (net of fee waivers/reimbursements)	$531,900

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	5.0%
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.3%
City of Hope, 5.48%, 10/16/24	1.7%
Baptist Healthcare System Obligated Group, 4.97%, 10/24/24	1.7%
Trinity Health Corp., 5.32%, 10/28/24	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	5.0%
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.3%
City of Hope, 5.48%, 10/16/24	1.7%
Baptist Healthcare System Obligated Group, 4.97%, 10/24/24	1.7%
Trinity Health Corp., 5.32%, 10/28/24	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%

C000195864 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class R6
Trading Symbol	RIBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Carry	Positive	The Fund maintains a yield advantage relative to the benchmark, and this was the primary contributor to Fund outperformance over the past trailing 12-months. This yield advantage is driven by overweights to spread sectors.
Interest Rates	Positive	Falling interest rates resulted in positive absolute performance. However, as the fund was duration neutral throughout the period, it had minimal impact on benchmark relative performance.
Sector Allocation	Positive	The Fund’s allocations to both taxable municipals and mortgage-backed securities outperformed over the period as spreads tightened.
Sector Allocation	Positive	The performance of corporate bond holdings generally kept pace with the benchmark, having little impact on benchmark relative performance.
Sector Allocation	Negative	The Fund had an overweight position in asset-backed securities, which underperformed during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	11.82%	0.26%	1.20%(a)
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.47%
(a)	Commenced operations on December 18, 2017.

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 293,911,496
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 531,900
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$293,911,496
Total number of portfolio holdings	362
Portfolio turnover rate as of the end of the reporting period	79%
Total advisory fee paid (net of fee waivers/reimbursements)	$531,900

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	5.0%
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.3%
City of Hope, 5.48%, 10/16/24	1.7%
Baptist Healthcare System Obligated Group, 4.97%, 10/24/24	1.7%
Trinity Health Corp., 5.32%, 10/28/24	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	5.0%
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.3%
City of Hope, 5.48%, 10/16/24	1.7%
Baptist Healthcare System Obligated Group, 4.97%, 10/24/24	1.7%
Trinity Health Corp., 5.32%, 10/28/24	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%

C000227055 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class Y
Trading Symbol	RIBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Carry	Positive	The Fund maintains a yield advantage relative to the benchmark, and this was the primary contributor to Fund outperformance over the past trailing 12-months. This yield advantage is driven by overweights to spread sectors.
Interest Rates	Positive	Falling interest rates resulted in positive absolute performance. However, as the fund was duration neutral throughout the period, it had minimal impact on benchmark relative performance.
Sector Allocation	Positive	The Fund’s allocations to both taxable municipals and mortgage-backed securities outperformed over the period as spreads tightened.
Sector Allocation	Positive	The performance of corporate bond holdings generally kept pace with the benchmark, having little impact on benchmark relative performance.
Sector Allocation	Negative	The Fund had an overweight position in asset-backed securities, which underperformed during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $5,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	11.96%	(1.06)%(a)
Bloomberg US Aggregate Bond Index	11.57%	(0.80)%
(a)	The Fund’s Class Y shares commenced operations on April 12, 2021.

Performance Inception Date	Apr. 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 293,911,496
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 531,900
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$293,911,496
Total number of portfolio holdings	362
Portfolio turnover rate as of the end of the reporting period	79%
Total advisory fee paid (net of fee waivers/reimbursements)	$531,900

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	5.0%
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.3%
City of Hope, 5.48%, 10/16/24	1.7%
Baptist Healthcare System Obligated Group, 4.97%, 10/24/24	1.7%
Trinity Health Corp., 5.32%, 10/28/24	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	5.0%
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.3%
City of Hope, 5.48%, 10/16/24	1.7%
Baptist Healthcare System Obligated Group, 4.97%, 10/24/24	1.7%
Trinity Health Corp., 5.32%, 10/28/24	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%

C000231739 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Core Plus Bond Fund
Class Name	Class A
Trading Symbol	RCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Alpha	Positive	Strong credit selection in the majority of underlying sectors was a significant source of Fund outperformance for the period. Credit allocation was also an overall positive contributor.
Sector Allocation	Positive	Strong security selection within the Banking and Financial Services sectors was particularly additive to relative Fund performance. Overweight allocations to both sectors were beneficial as well.
Credit Beta	Positive	The Fund was overweight spread duration relative to the benchmark over the period as spreads tightened, which was beneficial to relative fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)— including sales load (3.75%)	11.12%	(1.10)%(a)
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX) — excluding sales load	16.03%	0.37%(a)
Bloomberg US Aggregate Bond Index	11.57%	(1.39)%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 60,624,182
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ (147,559)
Investment Company Portfolio Turnover	910.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,624,182
Total number of portfolio holdings	245
Portfolio turnover rate as of the end of the reporting period	910%
Total advisory fee paid (net of fee waivers/reimbursements)	$(147,559)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	9.7%
U.S. Treasury Bill- When Issued, 0.00%, 12/3/24	5.1%
Fannie Mae, (TBA), 2.00%, 10/15/54	4.7%
U.S. Treasury Bill- When Issued, 5.31%, 10/15/24	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/54	3.8%
Fannie Mae, (TBA), 3.00%, 10/1/54	2.4%
U.S. Treasury Notes, 5.00%, 8/31/25	1.8%
Fannie Mae, (TBA), 3.50%, 10/1/54	1.8%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	9.7%
U.S. Treasury Bill- When Issued, 0.00%, 12/3/24	5.1%
Fannie Mae, (TBA), 2.00%, 10/15/54	4.7%
U.S. Treasury Bill- When Issued, 5.31%, 10/15/24	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/54	3.8%
Fannie Mae, (TBA), 3.00%, 10/1/54	2.4%
U.S. Treasury Notes, 5.00%, 8/31/25	1.8%
Fannie Mae, (TBA), 3.50%, 10/1/54	1.8%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%

C000231741 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Core Plus Bond Fund
Class Name	Class I
Trading Symbol	RCPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Alpha	Positive	Strong credit selection in the majority of underlying sectors was a significant source of Fund outperformance for the period. Credit allocation was also an overall positive contributor.
Sector Allocation	Positive	Strong security selection within the Banking and Financial Services sectors was particularly additive to relative Fund performance. Overweight allocations to both sectors were beneficial as well.
Credit Beta	Positive	The Fund was overweight spread duration relative to the benchmark over the period as spreads tightened, which was beneficial to relative fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	16.31%	0.64%(a)
Bloomberg US Aggregate Bond Index	11.57%	(1.39)%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 60,624,182
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ (147,559)
Investment Company Portfolio Turnover	910.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,624,182
Total number of portfolio holdings	245
Portfolio turnover rate as of the end of the reporting period	910%
Total advisory fee paid (net of fee waivers/reimbursements)	$(147,559)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	9.7%
U.S. Treasury Bill- When Issued, 0.00%, 12/3/24	5.1%
Fannie Mae, (TBA), 2.00%, 10/15/54	4.7%
U.S. Treasury Bill- When Issued, 5.31%, 10/15/24	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/54	3.8%
Fannie Mae, (TBA), 3.00%, 10/1/54	2.4%
U.S. Treasury Notes, 5.00%, 8/31/25	1.8%
Fannie Mae, (TBA), 3.50%, 10/1/54	1.8%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	9.7%
U.S. Treasury Bill- When Issued, 0.00%, 12/3/24	5.1%
Fannie Mae, (TBA), 2.00%, 10/15/54	4.7%
U.S. Treasury Bill- When Issued, 5.31%, 10/15/24	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/54	3.8%
Fannie Mae, (TBA), 3.00%, 10/1/54	2.4%
U.S. Treasury Notes, 5.00%, 8/31/25	1.8%
Fannie Mae, (TBA), 3.50%, 10/1/54	1.8%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%

C000231740 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	RCPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Alpha	Positive	Strong credit selection in the majority of underlying sectors was a significant source of Fund outperformance for the period. Credit allocation was also an overall positive contributor.
Sector Allocation	Positive	Strong security selection within the Banking and Financial Services sectors was particularly additive to relative Fund performance. Overweight allocations to both sectors were beneficial as well.
Credit Beta	Positive	The Fund was overweight spread duration relative to the benchmark over the period as spreads tightened, which was beneficial to relative fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	16.37%	0.69%(a)
Bloomberg US Aggregate Bond Index	11.57%	(1.39)%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 60,624,182
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ (147,559)
Investment Company Portfolio Turnover	910.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,624,182
Total number of portfolio holdings	245
Portfolio turnover rate as of the end of the reporting period	910%
Total advisory fee paid (net of fee waivers/reimbursements)	$(147,559)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	9.7%
U.S. Treasury Bill- When Issued, 0.00%, 12/3/24	5.1%
Fannie Mae, (TBA), 2.00%, 10/15/54	4.7%
U.S. Treasury Bill- When Issued, 5.31%, 10/15/24	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/54	3.8%
Fannie Mae, (TBA), 3.00%, 10/1/54	2.4%
U.S. Treasury Notes, 5.00%, 8/31/25	1.8%
Fannie Mae, (TBA), 3.50%, 10/1/54	1.8%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	9.7%
U.S. Treasury Bill- When Issued, 0.00%, 12/3/24	5.1%
Fannie Mae, (TBA), 2.00%, 10/15/54	4.7%
U.S. Treasury Bill- When Issued, 5.31%, 10/15/24	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/54	3.8%
Fannie Mae, (TBA), 3.00%, 10/1/54	2.4%
U.S. Treasury Notes, 5.00%, 8/31/25	1.8%
Fannie Mae, (TBA), 3.50%, 10/1/54	1.8%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%

C000231742 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Strategic Income Fund
Class Name	Class A
Trading Symbol	RBIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Strategic Income Fund (Class A/RBIAX)	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Interest Rates	Positive	The Fund’s benchmark duration positioning was longer than the benchmark, which was beneficial to Fund performance as rates fell over the past 12-months.
Credit Alpha	Positive	The Fund’s overweight allocations to spread sectors like corporate bonds was one of the significant drivers of positive relative performance.
Credit Allocation	Positive	The Fund’s larger allocations to sectors such as Banking and Financial Services helped drive positive relative fund performance over the period as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class A/RBIAX)— including sales load (3.75%)	6.08%	3.92%(a)
RBC BlueBay Strategic Income Fund (Class A/RBIAX) — excluding sales load	10.77%	5.46%(a)
Bloomberg US Aggregate Bond Index	11.57%	(1.39)%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.64%	3.61%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 60,612,818
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ (13,547)
Investment Company Portfolio Turnover	890.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,612,818
Total number of portfolio holdings	230
Portfolio turnover rate as of the end of the reporting period	890%
Total advisory fee paid (net of fee waivers/reimbursements)	$(13,547)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.25%, 3/15/27	8.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.49%	1.2%
EQM Midstream Partners LP, 4.75%, 1/15/31	1.0%
Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.03%, 11/8/30	1.0%
Intel Corp., 4.88%, 2/10/26	1.0%
Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 6.96%, 6/22/28	1.0%
EnLink Midstream Partners LP, Series C, (Term SOFR 3M + 4.372%), 9.31%	0.9%
Banco de Credito e Inversiones SA, 7.50%	0.9%
Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.50%, 7/29/30	0.9%
Geographic Allocation
United States	69.6%
Europe	11.7%
North America	5.5%
South America	4.9%
Latin America	2.0%
Asia	1.0%
Africa/Middle East	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Notes, 4.25%, 3/15/27	8.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.49%	1.2%
EQM Midstream Partners LP, 4.75%, 1/15/31	1.0%
Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.03%, 11/8/30	1.0%
Intel Corp., 4.88%, 2/10/26	1.0%
Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 6.96%, 6/22/28	1.0%
EnLink Midstream Partners LP, Series C, (Term SOFR 3M + 4.372%), 9.31%	0.9%
Banco de Credito e Inversiones SA, 7.50%	0.9%
Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.50%, 7/29/30	0.9%

C000231744 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Strategic Income Fund
Class Name	Class I
Trading Symbol	RBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Strategic Income Fund (Class I/RBSIX)	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Interest Rates	Positive	The Fund’s benchmark duration positioning was longer than the benchmark, which was beneficial to Fund performance as rates fell over the past 12-months.
Credit Alpha	Positive	The Fund’s overweight allocations to spread sectors like corporate bonds was one of the significant drivers of positive relative performance.
Credit Allocation	Positive	The Fund’s larger allocations to sectors such as Banking and Financial Services helped drive positive relative fund performance over the period as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class I/RBSIX)	11.02%	5.71%(a)
Bloomberg US Aggregate Bond Index	11.57%	(1.39)%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.64%	3.61%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 60,612,818
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ (13,547)
Investment Company Portfolio Turnover	890.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,612,818
Total number of portfolio holdings	230
Portfolio turnover rate as of the end of the reporting period	890%
Total advisory fee paid (net of fee waivers/reimbursements)	$(13,547)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.25%, 3/15/27	8.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.49%	1.2%
EQM Midstream Partners LP, 4.75%, 1/15/31	1.0%
Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.03%, 11/8/30	1.0%
Intel Corp., 4.88%, 2/10/26	1.0%
Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 6.96%, 6/22/28	1.0%
EnLink Midstream Partners LP, Series C, (Term SOFR 3M + 4.372%), 9.31%	0.9%
Banco de Credito e Inversiones SA, 7.50%	0.9%
Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.50%, 7/29/30	0.9%
Geographic Allocation
United States	69.6%
Europe	11.7%
North America	5.5%
South America	4.9%
Latin America	2.0%
Asia	1.0%
Africa/Middle East	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Notes, 4.25%, 3/15/27	8.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.49%	1.2%
EQM Midstream Partners LP, 4.75%, 1/15/31	1.0%
Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.03%, 11/8/30	1.0%
Intel Corp., 4.88%, 2/10/26	1.0%
Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 6.96%, 6/22/28	1.0%
EnLink Midstream Partners LP, Series C, (Term SOFR 3M + 4.372%), 9.31%	0.9%
Banco de Credito e Inversiones SA, 7.50%	0.9%
Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.50%, 7/29/30	0.9%

C000231743 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Strategic Income Fund
Class Name	Class R6
Trading Symbol	RBSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Interest Rates	Positive	The Fund’s benchmark duration positioning was longer than the benchmark, which was beneficial to Fund performance as rates fell over the past 12-months.
Credit Alpha	Positive	The Fund’s overweight allocations to spread sectors like corporate bonds was one of the significant drivers of positive relative performance.
Credit Allocation	Positive	The Fund’s larger allocations to sectors such as Banking and Financial Services helped drive positive relative fund performance over the period as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	11.08%	5.76%(a)
Bloomberg US Aggregate Bond Index	11.57%	(1.39)%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.64%	3.61%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 60,612,818
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ (13,547)
Investment Company Portfolio Turnover	890.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,612,818
Total number of portfolio holdings	230
Portfolio turnover rate as of the end of the reporting period	890%
Total advisory fee paid (net of fee waivers/reimbursements)	$(13,547)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.25%, 3/15/27	8.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.49%	1.2%
EQM Midstream Partners LP, 4.75%, 1/15/31	1.0%
Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.03%, 11/8/30	1.0%
Intel Corp., 4.88%, 2/10/26	1.0%
Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 6.96%, 6/22/28	1.0%
EnLink Midstream Partners LP, Series C, (Term SOFR 3M + 4.372%), 9.31%	0.9%
Banco de Credito e Inversiones SA, 7.50%	0.9%
Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.50%, 7/29/30	0.9%
Geographic Allocation
United States	69.6%
Europe	11.7%
North America	5.5%
South America	4.9%
Latin America	2.0%
Asia	1.0%
Africa/Middle East	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Notes, 4.25%, 3/15/27	8.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.49%	1.2%
EQM Midstream Partners LP, 4.75%, 1/15/31	1.0%
Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.03%, 11/8/30	1.0%
Intel Corp., 4.88%, 2/10/26	1.0%
Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 6.96%, 6/22/28	1.0%
EnLink Midstream Partners LP, Series C, (Term SOFR 3M + 4.372%), 9.31%	0.9%
Banco de Credito e Inversiones SA, 7.50%	0.9%
Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.50%, 7/29/30	0.9%